UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® GNMA Fund

October 31, 2014

1.809097.111

MOG-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 129.5%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 15.5%
1.885% 2/1/33 (d)	$ 73	$ 76
1.91% 12/1/34 (d)	111	117
1.91% 3/1/35 (d)	81	85
1.925% 9/1/33 (d)	902	942
1.931% 10/1/33 (d)	44	46
1.94% 7/1/35 (d)	37	39
2.05% 3/1/35 (d)	9	9
2.105% 7/1/34 (d)	65	68
2.115% 1/1/35 (d)	481	512
2.138% 3/1/36 (d)	338	366
2.22% 5/1/35 (d)	644	685
2.229% 8/1/35 (d)	636	677
2.244% 3/1/33 (d)	215	228
2.285% 7/1/36 (d)	230	243
2.292% 11/1/36 (d)	499	532
2.369% 6/1/47 (d)	284	304
2.421% 10/1/33 (d)	91	97
2.573% 7/1/34 (d)	1,038	1,111
2.585% 9/1/34 (d)	631	676
2.673% 8/1/35 (d)	1,433	1,537
3% 11/1/44 (a)	200,000	200,000
3% 11/1/44 (a)	100,000	100,000
3% 11/1/44 (a)	100,000	100,000
3.5% 11/1/44 (a)	150,000	155,039
3.5% 11/1/44 (a)	150,000	155,039
3.5% 11/1/44 (a)	150,000	155,039
3.5% 11/1/44 (a)	150,000	155,039
5.5% 12/1/17 to 3/1/20	905	962
6.5% 10/1/17	70	74
7% 11/1/16 to 3/1/17	320	336
7.5% 10/1/15 to 4/1/17	37	38
8.5% 12/1/27	87	104
9.5% 9/1/30	14	17
10.25% 10/1/18	3	3
11.5% 2/1/15	0*	0*
12.5% 10/1/15 to 7/1/16	1	1
		1,030,041
Freddie Mac - 0.3%
1.95% 3/1/37 (d)	70	74
1.982% 12/1/35 (d)	502	531
2.1% 7/1/35 (d)	312	333
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.14% 11/1/35 (d)	$ 554	$ 592
2.16% 6/1/33 (d)	535	564
2.345% 10/1/35 (d)	358	379
2.347% 10/1/36 (d)	687	729
2.353% 12/1/35 (d)	3,851	4,101
2.36% 8/1/34 (d)	205	220
2.364% 4/1/36 (d)	480	515
2.375% 5/1/37 (d)	141	150
2.405% 6/1/33 (d)	1,511	1,608
2.461% 6/1/33 (d)	1,523	1,629
2.537% 3/1/35 (d)	2,379	2,549
2.804% 3/1/33 (d)	12	12
5.5% 7/1/24 to 1/1/25	1,556	1,733
8.5% 10/1/18 to 6/1/25	19	23
9% 7/1/18 to 3/1/20	1	1
9.5% 7/1/30	44	51
10% 7/1/16	6	6
12% 6/1/15	1	1
12.5% 5/1/15	1	1
		15,802
Ginnie Mae - 113.7%
2.5% 2/20/41 to 3/20/43	74,854	73,450
3% 5/15/27 to 9/20/44	994,113	1,014,528
3% 11/1/44 (a)	298,800	304,481
3% 11/1/44 (a)	200,000	203,803
3% 11/1/44 (a)	181,200	184,645
3.5% 9/15/26 to 9/20/43	1,293,539	1,355,305
3.5% 11/1/44 (a)	106,300	111,145
3.5% 11/1/44 (a)	121,800	127,351
3.5% 11/1/44 (a)	243,700	254,807
3.5% 11/1/44 (a)	51,100	53,429
3.5% 11/1/44 (a)	300,000	313,673
3.5% 11/1/44 (a)	108,000	112,922
3.5% 11/1/44 (a)	91,700	95,879
3.5% 11/1/44 (a)	60,400	63,153
3.5% 11/1/44 (a)	191,200	199,914
4% 2/20/33 to 7/15/43 (b)	1,040,757	1,117,741
4% 11/1/44 (a)	121,100	129,445
4% 11/1/44 (a)	156,300	167,070
4% 11/1/44 (a)	55,200	59,004
4% 11/1/44 (a)	43,100	46,070
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.3% 8/20/61 (g)	$ 10,312	$ 11,042
4.497% 1/20/62 (g)	8,461	9,200
4.5% 3/15/25 to 3/20/43 (c)	784,577	861,507
4.5% 11/1/44 (a)	22,100	24,132
4.564% 11/20/61 (g)	10,004	10,842
4.616% 1/20/62 (g)	8,495	9,155
4.649% 2/20/62 (g)	7,372	8,038
4.682% 2/20/62 (g)	9,349	10,182
4.875% 9/15/39 to 12/15/39	14,642	16,296
5% 8/15/18 to 4/15/41	275,819	309,071
5.35% 4/20/29 to 12/20/30	18,710	20,562
5.391% 11/20/59 (g)	53,427	56,845
5.5% 12/20/18 to 3/20/40	76,372	85,734
6% 8/15/17 to 3/15/39	28,817	32,824
6.45% 10/15/31 to 8/15/32	744	870
6.5% 5/15/23 to 1/15/39	34,607	39,846
7% 12/20/16 to 9/20/34	31,043	36,278
7.25% 9/15/27	51	60
7.395% 6/20/25 to 11/20/27	852	981
7.5% 9/15/21 to 9/20/32	12,998	15,277
8% 8/15/18 to 9/15/31	3,615	4,301
8.5% 6/15/16 to 2/15/31	531	598
9% 9/15/19 to 5/15/30	351	406
9.5% 12/20/15 to 3/20/17	35	37
10.5% 10/15/15 to 10/15/18	52	55
		7,551,954
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,503,949)		8,597,797
Collateralized Mortgage Obligations - 13.7%

U.S. Government Agency - 13.7%
Fannie Mae:
floater Series 2008-76 Class EF, 0.652% 9/25/23 (d)	1,996	2,005
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	3,709	4,206
sequential payer Series 2010-50 Class FA, 0.502% 1/25/24 (d)	489	489
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (d)(e)	555	108
Series 339 Class 5, 5.5% 7/25/33 (e)	760	139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae Stripped Mortgage-Backed Securities: - continued
Series 343 Class 16, 5.5% 5/25/34 (e)	$ 608	$ 117
Freddie Mac:
floater planned amortization class Series 3153 Class FX, 0.5028% 5/15/36 (d)	6,731	6,763
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	1,158	1,406
Series 40 Class K, 6.5% 8/17/24	408	460
sequential payer Series 2204 Class N, 7.5% 12/20/29	2,360	2,801
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	11,430	12,701
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 0.507% 5/20/31 (d)	221	222
Series 2002-41 Class HF, 0.5518% 6/16/32 (d)	243	245
Series 2007-37 Class TS, 6.5382% 6/16/37 (d)(e)(f)	3,082	545
Series 2008-51 Class FE, 0.9018% 6/16/38 (d)	694	706
Series 2008-57 Class AF, 0.737% 7/20/38 (d)	2,434	2,470
Series 2010-130 Class KF, 0.8018% 10/16/40 (d)	4,781	4,868
Series 2010-H03 Class FA, 0.7015% 3/20/60 (d)(g)	32,281	32,338
Series 2010-H17 Class FA, 0.4815% 7/20/60 (d)(g)	18,252	18,165
Series 2010-H18 Class AF, 0.4565% 9/20/60 (d)(g)	20,886	20,771
Series 2010-H19 Class FG, 0.4565% 8/20/60 (d)(g)	26,230	26,092
Series 2010-H27 Series FA, 0.5365% 12/20/60 (d)(g)	7,067	7,051
Series 2011-H05 Class FA, 0.6565% 12/20/60 (d)(g)	12,550	12,587
Series 2011-H07 Class FA, 0.6565% 2/20/61 (d)(g)	5,105	5,102
Series 2011-H12 Class FA, 0.6465% 2/20/61 (d)(g)	28,684	28,758
Series 2011-H13 Class FA, 0.6565% 4/20/61 (d)(g)	11,113	11,147
Series 2011-H14:
Class FB, 0.6565% 5/20/61 (d)(g)	12,930	12,940
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2011-H14: - continued
Class FC, 0.6565% 5/20/61 (d)(g)	$ 11,987	$ 11,997
Series 2011-H17 Class FA, 0.6865% 6/20/61 (d)(g)	16,772	16,844
Series 2011-H21 Class FA, 0.7565% 10/20/61 (d)(g)	18,325	18,451
Series 2012-48 Class FA, 0.5018% 4/16/42 (d)	1,419	1,425
Series 2012-76 Class GF 0.4518% 6/16/42 (d)	1,681	1,688
Series 2012-H01 Class FA, 0.8565% 11/20/61 (d)(g)	15,719	15,894
Series 2012-H03 Class FA, 0.8565% 1/20/62 (d)(g)	10,080	10,192
Series 2012-H06 Class FA, 0.7865% 1/20/62 (d)(g)	15,579	15,706
Series 2012-H07 Class FA, 0.7865% 3/20/62 (d)(g)	9,530	9,605
Series 2012-H26, Class CA, 0.6865% 7/20/60 (d)(g)	44,338	44,559
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	4,103	4,565
Series 2002-50 Class PE, 6% 7/20/32	4,943	5,536
Series 2003-70 Class LE, 5% 7/20/32	10,149	10,431
Series 2004-19 Class DP, 5.5% 3/20/34	712	754
Series 2004-64 Class KE, 5.5% 12/20/33	6,287	6,584
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,205
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,760
Series 2006-50 Class JC, 5% 6/20/36	6,670	7,327
Series 2007-2 Class PC, 5.5% 6/20/35	17,894	19,100
Series 2010-117 Class E, 3% 10/20/39	10,076	10,092
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	5,981	1,027
Series 2011-52 Class PA, 4.25% 2/16/41	35,870	38,403
sequential payer:
Series 2001-40 Class Z, 6% 8/20/31	1,944	2,182
Series 2001-49 Class Z, 7% 10/16/31	1,013	1,186
Series 2002-18 Class ZB, 6% 3/20/32	1,911	2,124
Series 2002-24 Class SK, 7.7982% 4/16/32 (d)(e)(f)	1,227	291
Series 2002-29:
Class SK, 8.25% 5/20/32 (d)(f)	127	145
Class Z, 6.5% 5/16/32	2,739	3,173
Series 2002-33 Class ZJ, 6.5% 5/20/32	1,778	2,049
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer: - continued
Series 2002-42 Class ZA, 6% 6/20/32	$ 1,262	$ 1,402
Series 2002-43 Class Z, 6.5% 6/20/32	3,349	3,880
Series 2002-45 Class Z, 6% 6/20/32	740	832
Series 2003-75 Class ZA, 5.5% 9/20/33	4,635	5,104
Series 2004-24 Class ZM, 5% 4/20/34	9,878	11,122
Series 2004-46 Class BZ, 6% 6/20/34	5,558	6,246
Series 2004-65 Class VE, 5.5% 7/20/15	505	513
Series 2004-86 Class G, 6% 10/20/34	6,273	7,477
Series 2005-28 Class AJ, 5.5% 4/20/35	13,826	14,958
Series 2005-47 Class ZY, 6% 6/20/35	6,993	8,587
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,197
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,875
Series 2008-17 Class BN, 5% 2/20/38	10,561	11,476
Series 2010-45 Class TB, 5% 4/16/40	91,723	102,298
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,660
Series 1999-34 Class SC, 8.4482% 9/16/19 (d)(e)(f)	525	40
Series 1999-40 Class SE, 8.7982% 11/16/29 (d)(e)(f)	744	59
Series 1999-43:
Class SJ, 7.8482% 11/16/29 (d)(e)(f)	3,155	429
Class UN, 7.8482% 11/16/29 (d)(e)	1,514	153
Series 1999-45 Class SC, 8.4482% 12/16/29 (d)(e)	1,613	105
Series 1999-46 Class SJ, 8.3982% 12/16/29 (d)(e)	1,159	196
Series 2000-35 Class SA, 7.7982% 12/16/26 (d)(e)(f)	2,527	541
Series 2000-36 Class S, 7.7982% 11/16/30 (d)(e)	2,007	413
Series 2000-8:
Class SA, 8.2982% 1/16/30 (d)(e)(f)	649	53
Class SB, 8.2982% 1/16/30 (d)(e)	2,053	341
Series 2001-3 Class S, 7.9482% 2/16/31 (d)(e)	373	77
Series 2001-36:
Class SB, 7.9482% 12/16/23 (d)(e)(f)	1,085	200
Class SP, 8.5982% 9/16/26 (d)(e)	767	131
Series 2001-38 Class SB, 7.4282% 8/16/31 (d)(e)(f)	625	105
Series 2001-41 Class SG, 8.5982% 9/16/31 (d)(e)	400	64
Series 2001-46 Class SB, 7.9982% 5/16/23 (d)(e)	474	56
Series 2001-49:
Class SC, 7.4482% 12/16/25 (d)(e)(f)	1,420	241
Class SL, 7.4482% 5/16/30 (d)(e)(f)	1,708	318
Class SV, 8.0982% 12/16/28 (d)(e)(f)	1,031	96
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-50:
Class SD, 8.043% 11/20/31 (d)(e)(f)	$ 1,048	$ 235
Class ST, 7.5482% 8/16/27 (d)(e)(f)	388	80
Class SV, 9.1482% 9/16/27 (d)(e)	2,052	330
Series 2001-65 Class SV, 7.943% 2/20/29 (d)(e)(f)	2,402	547
Series 2002-21 Class SV, 7.9482% 3/16/32 (d)(e)(f)	3,244	735
Series 2002-5 Class SP, 7.2982% 1/16/32 (d)(e)(f)	662	128
Series 2003-23 Class S, 6.3982% 12/16/29 (d)(e)(f)	3,015	536
Series 2003-42 Class SH, 6.393% 5/20/33 (d)(e)(f)	1,202	234
Series 2004-32 Class GS, 6.3482% 5/16/34 (d)(e)(f)	879	173
Series 2004-59 Class SC, 7.0482% 8/16/34 (d)(e)	5,092	1,060
Series 2004-73 Class AL, 7.0482% 8/17/34 (d)(e)(f)	1,860	419
Series 2005-13 Class SA, 6.643% 2/20/35 (d)(e)(f)	11,530	1,942
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,194
Series 2005-82 Class NS, 6.143% 7/20/34 (d)(e)	11,822	1,903
Series 2006-13 Class DS, 10.8645% 3/20/36 (d)(f)	11,850	14,558
Series 2007-35 Class SC, 39.2892% 6/16/37 (d)(f)	3,594	6,978
Series 2008-15 Class CI, 6.333% 2/20/38 (d)(e)	5,604	785
Series 2008-88 Class BZ, 5.5% 5/20/33	28,172	30,877
Series 2009-13 Class E, 4.5% 3/16/39	9,351	9,952
Series 2009-42 Class AY, 5% 6/16/37	6,080	6,653
Series 2010-167 Class KW, 5% 9/20/36	8,508	8,676
Series 2010-H10 Class FA, 0.4815% 5/20/60 (d)(g)	12,447	12,395
Series 2010-H12 Class PT, 5.47% 11/20/59 (g)	11,324	12,029
Series 2010-H23 Class PT, 5.4273% 10/20/60 (d)(g)	66,053	72,611
Series 2011-52 Class HI, 7% 4/16/41 (e)	1,262	366
Series 2012-64 Class KB, 4.252% 5/20/41 (d)	4,290	4,790
Series 2012-76 Class GS, 6.5482% 6/16/42 (d)(e)(f)	5,102	819
Series 2013-116 Class PT, 3.5% 8/16/43	35,507	37,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $884,458)		911,887
Commercial Mortgage Securities - 0.0%

Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (d)(e)	8,226	56
Series 2001-12 Class X, 0.643% 7/16/40 (d)(e)	3,343	58
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.4278% 9/16/42 (d)(e)	$ 14,045	$ 236
Series 2002-62 Class IO, 1.0144% 8/16/42 (d)(e)	4,642	135
Series 2002-85 Class X, 0.6084% 3/16/42 (d)(e)	3,868	71
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $11,790)		556
Cash Equivalents - 12.8%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 10/31/14 due 11/3/14 (Collateralized by U.S. Government Obligations) # (Cost $846,274)	846,281	846,274
TOTAL INVESTMENT PORTFOLIO - 156.0% (Cost $10,246,471)		10,356,514
NET OTHER ASSETS (LIABILITIES) - (56.0)%		(3,716,612)
NET ASSETS - 100%		$ 6,639,902
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 11/1/44	$ (100,000)	(100,000)
3% 11/1/44	(100,000)	(100,000)
3% 11/1/44	(100,000)	(100,000)
3% 11/1/44	(100,000)	(100,000)
3.5% 11/1/44	(300,000)	(310,078)
3.5% 11/1/44	(150,000)	(155,039)
3.5% 11/1/44	(150,000)	(155,039)
TOTAL FANNIE MAE		(1,020,156)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 11/1/44	$ (200,000)	$ (203,803)
3% 11/1/44	(200,000)	(203,803)
3% 11/1/44	(64,700)	(65,930)
3% 11/1/44	(181,400)	(184,849)
3.5% 11/1/44	(7,500)	(7,842)
3.5% 11/1/44	(14,000)	(14,638)
3.5% 11/1/44	(152,700)	(159,660)
3.5% 11/1/44	(80,900)	(84,587)
3.5% 11/1/44	(18,400)	(19,239)
3.5% 11/1/44	(113,700)	(118,882)
3.5% 11/1/44	(63,500)	(66,394)
3.5% 11/1/44	(27,800)	(29,067)
3.5% 11/1/44	(63,600)	(66,499)
3.5% 11/1/44	(254,700)	(266,308)
5.5% 11/1/44	(3,000)	(3,339)
TOTAL GINNIE MAE		(1,494,840)
TOTAL TBA SALE COMMITMENTS (Proceeds $2,523,867)		$ (2,514,996)
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Dec. 2016	$ 72,300	3-month LIBOR	1%	$ (299)	$ 0	$ (299)
CME	Dec. 2019	93,800	3-month LIBOR	2.25%	(1,057)	0	(1,057)
CME	Dec. 2024	90,100	3-month LIBOR	3%	(1,976)	0	(1,976)
CME	Dec. 2044	35,200	3-month LIBOR	3.5%	(1,689)	0	(1,689)
TOTAL INTEREST RATE SWAPS					$ (5,021)	$ 0	$ (5,021)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,235,000.

(c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $385,000.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$846,274,000 due 11/03/14 at 0.10%
Commerz Markets LLC	$ 846,274
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $10,247,175,000. Net unrealized appreciation aggregated $109,339,000, of which $147,525,000 related to appreciated investment securities and $38,186,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement Fund 2016SM

October 31, 2014

1.858577.108

RW16-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 6.7%
	Shares	Value
Domestic Equity Funds - 6.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	2,039	$ 43,670
Fidelity Blue Chip Growth Fund (b)	606	40,853
Fidelity Equity-Income Fund (b)	1,014	62,923
Fidelity Large Cap Stock Fund (b)	1,630	46,957
Fidelity Series 100 Index Fund (b)	3,065	40,853
Fidelity Series Broad Market Opportunities Fund (b)	4,522	72,314
Fidelity Series Small Cap Opportunities Fund (b)	480	6,104
TOTAL EQUITY FUNDS (Cost $167,941)		313,674
Fixed-Income Funds - 7.2%

Investment Grade Fixed-Income Funds - 7.2%
Fidelity Government Income Fund (b)	6,464	67,618
Fidelity Strategic Real Return Fund (b)	7,209	67,618
Fidelity Total Bond Fund (b)	18,879	202,385
TOTAL FIXED-INCOME FUNDS (Cost $295,503)		337,621
Short-Term Funds - 86.1%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,685,477	$ 2,685,477
Fidelity Short-Term Bond Fund (b)	158,016	1,358,938
TOTAL SHORT-TERM FUNDS (Cost $3,996,927)		4,044,415
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,460,371)		4,695,710
NET OTHER ASSETS (LIABILITIES) - 0.0%		(436)
NET ASSETS - 100%		$ 4,695,274
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 53,884	$ 1,512	$ 12,498	$ -	$ 43,670
Fidelity Blue Chip Growth Fund	50,639	3,707	14,160	39	40,853
Fidelity Equity-Income Fund	78,226	2,475	18,829	296	62,923
Fidelity Government Income Fund	115,657	2,791	51,650	359	67,618
Fidelity Institutional Money Market Portfolio Institutional Class	2,636,597	336,326	287,446	559	2,685,477
Fidelity Large Cap Stock Fund	58,923	1,626	15,752	-	46,957
Fidelity Series 100 Index Fund	51,470	1,415	14,287	-	40,853
Fidelity Series Broad Market Opportunities Fund	88,756	2,504	22,442	-	72,314
Fidelity Series Small Cap Opportunities Fund	7,476	614	1,873	8	6,104
Fidelity Short-Term Bond Fund	1,391,877	112,915	147,356	3,026	1,358,938
Fidelity Strategic Real Return Fund	114,414	2,807	47,748	464	67,618
Fidelity Total Bond Fund	346,685	9,281	154,771	1,902	202,385
Total	$ 4,994,604	$ 477,973	$ 788,812	$ 6,653	$ 4,695,710
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $4,474,022. Net unrealized appreciation aggregated $221,688, of which $221,738 related to appreciated investment securities and $50 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2018 FundSM

October 31, 2014

1.858579.108

RW18-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 15.7%
	Shares	Value
Domestic Equity Funds - 15.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	6,964	$ 149,163
Fidelity Blue Chip Growth Fund (b)	2,052	138,314
Fidelity Equity-Income Fund (b)	3,432	212,896
Fidelity Large Cap Stock Fund (b)	5,532	159,333
Fidelity Series 100 Index Fund (b)	10,376	138,314
Fidelity Series Broad Market Opportunities Fund (b)	15,307	244,762
Fidelity Series Small Cap Opportunities Fund (b)	1,651	21,018
TOTAL EQUITY FUNDS (Cost $733,166)		1,063,800
Fixed-Income Funds - 31.6%

Investment Grade Fixed-Income Funds - 31.6%
Fidelity Government Income Fund (b)	40,966	428,503
Fidelity Strategic Real Return Fund (b)	45,683	428,503
Fidelity Total Bond Fund (b)	119,727	1,283,475
TOTAL FIXED-INCOME FUNDS (Cost $2,110,741)		2,140,481
Short-Term Funds - 52.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	3,103,259	$ 3,103,259
Fidelity Short-Term Bond Fund (b)	54,950	472,574
TOTAL SHORT-TERM FUNDS (Cost $3,566,730)		3,575,833
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,410,637)		6,780,114
NET OTHER ASSETS (LIABILITIES) - 0.0%		(930)
NET ASSETS - 100%		$ 6,779,184
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 169,791	$ 8,827	$ 31,663	$ -	$ 149,163
Fidelity Blue Chip Growth Fund	159,132	12,918	35,648	127	138,314
Fidelity Equity-Income Fund	246,066	8,647	44,934	975	212,896
Fidelity Government Income Fund	506,949	17,720	100,235	1,822	428,503
Fidelity Institutional Money Market Portfolio Institutional Class	2,605,957	834,565	337,264	599	3,103,259
Fidelity Large Cap Stock Fund	185,321	5,732	38,533	-	159,333
Fidelity Series 100 Index Fund	161,744	4,970	35,565	-	138,314
Fidelity Series Broad Market Opportunities Fund	280,568	10,133	56,921	-	244,762
Fidelity Series Small Cap Opportunities Fund	23,652	3,302	5,613	26	21,018
Fidelity Short-Term Bond Fund	839,804	20,820	388,910	1,435	472,574
Fidelity Strategic Real Return Fund	501,479	18,056	81,641	2,602	428,503
Fidelity Total Bond Fund	1,519,533	57,906	299,360	9,701	1,283,475
Total	$ 7,199,996	$ 1,003,596	$ 1,456,287	$ 17,287	$ 6,780,114
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $6,453,099. Net unrealized appreciation aggregated $327,015, of which $352,191 related to appreciated investment securities and $25,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2020 FundSM

October 31, 2014

1.858582.108

RW20-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.4%
	Shares	Value
Domestic Equity Funds - 23.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,457	$ 288,246
Fidelity Blue Chip Growth Fund (b)	3,976	267,972
Fidelity Equity-Income Fund (b)	6,635	411,654
Fidelity Large Cap Stock Fund (b)	10,713	308,520
Fidelity Series 100 Index Fund (b)	20,103	267,972
Fidelity Series Broad Market Opportunities Fund (b)	29,603	473,358
Fidelity Series Small Cap Opportunities Fund (b)	3,255	41,430
TOTAL DOMESTIC EQUITY FUNDS		2,059,152
International Equity Funds - 2.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,661	181,586
TOTAL EQUITY FUNDS (Cost $1,499,304)		2,240,738
Fixed-Income Funds - 42.3%

Investment Grade Fixed-Income Funds - 42.3%
Fidelity Government Income Fund (b)	71,294	745,738
Fidelity Strategic Real Return Fund (b)	79,503	745,738
Fidelity Total Bond Fund (b)	208,695	2,237,213
TOTAL FIXED-INCOME FUNDS (Cost $3,674,533)		3,728,689
Short-Term Funds - 32.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,422,720	$ 1,422,720
Fidelity Short-Term Bond Fund (b)	165,433	1,422,720
TOTAL SHORT-TERM FUNDS (Cost $2,829,134)		2,845,440
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,002,971)	8,814,867
NET OTHER ASSETS (LIABILITIES) - 0.0%	(728)
NET ASSETS - 100%	$ 8,814,139
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 185,587	$ 16,229	$ 16,047	$ -	$ 181,586
Fidelity Advisor Mid Cap II Fund Institutional Class	287,033	31,355	34,314	-	288,246
Fidelity Blue Chip Growth Fund	270,231	34,143	40,378	224	267,972
Fidelity Equity-Income Fund	417,164	33,256	44,516	1,839	411,654
Fidelity Government Income Fund	724,255	80,123	64,935	2,820	745,738
Fidelity Institutional Money Market Portfolio Institutional Class	1,367,711	172,292	117,284	290	1,422,720
Fidelity Large Cap Stock Fund	314,227	23,448	41,699	-	308,520
Fidelity Series 100 Index Fund	274,642	20,343	40,004	-	267,972
Fidelity Series Broad Market Opportunities Fund	476,090	39,926	62,872	-	473,358
Fidelity Series Small Cap Opportunities Fund	39,701	8,623	6,457	45	41,430
Fidelity Short-Term Bond Fund	1,365,451	173,142	117,530	3,032	1,422,720
Fidelity Strategic Real Return Fund	716,433	96,026	52,898	4,338	745,738
Fidelity Total Bond Fund	2,170,920	245,525	187,512	15,120	2,237,213
Total	$ 8,609,445	$ 974,431	$ 826,446	$ 27,708	$ 8,814,867
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $8,048,284. Net unrealized appreciation aggregated $766,583, of which $799,779 related to appreciated investment securities and $33,196 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2022 FundSM

October 31, 2014

1.858584.108

RW22-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 33.2%
	Shares	Value
Domestic Equity Funds - 30.2%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,535	$ 461,274
Fidelity Blue Chip Growth Fund (b)	6,358	428,560
Fidelity Equity-Income Fund (b)	10,617	658,652
Fidelity Large Cap Stock Fund (b)	17,152	493,989
Fidelity Series 100 Index Fund (b)	32,150	428,560
Fidelity Series Broad Market Opportunities Fund (b)	47,397	757,885
Fidelity Series Small Cap Opportunities Fund (b)	5,140	65,429
TOTAL DOMESTIC EQUITY FUNDS		3,294,349
International Equity Funds - 3.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,453	329,326
TOTAL EQUITY FUNDS (Cost $2,982,340)		3,623,675
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.0%
Fidelity Capital & Income Fund (b)	10,721	107,958
Fidelity Strategic Income Fund (b)	9,752	107,958
TOTAL HIGH YIELD FIXED-INCOME FUNDS		215,916

	Shares	Value
Investment Grade Fixed-Income Funds - 38.4%
Fidelity Government Income Fund (b)	80,170	$ 838,581
Fidelity Strategic Real Return Fund (b)	89,401	838,581
Fidelity Total Bond Fund (b)	234,474	2,513,560
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,190,722
TOTAL FIXED-INCOME FUNDS (Cost $4,391,169)		4,406,638
Short-Term Funds - 26.4%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,437,256	1,437,256
Fidelity Short-Term Bond Fund (b)	167,123	1,437,256
TOTAL SHORT-TERM FUNDS (Cost $2,870,239)		2,874,512
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,243,748)		10,904,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(392)
NET ASSETS - 100%		$ 10,904,433
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 328,196	$ 48,074	$ 38,691	$ -	$ 329,326
Fidelity Advisor Mid Cap II Fund Institutional Class	449,169	75,446	69,196	-	461,274
Fidelity Blue Chip Growth Fund	422,046	80,927	80,052	21,681	428,560
Fidelity Capital & Income Fund	112,819	16,191	21,320	1,167	107,958
Fidelity Equity-Income Fund	651,661	92,527	94,151	3,005	658,652
Fidelity Government Income Fund	813,681	132,037	114,444	4,247	838,581
Fidelity Institutional Money Market Portfolio Institutional Class	1,372,691	250,071	185,505	302	1,437,256
Fidelity Large Cap Stock Fund	490,589	67,141	83,613	-	493,989
Fidelity Series 100 Index Fund	428,462	58,231	78,848	-	428,560
Fidelity Series Broad Market Opportunities Fund	743,479	108,608	125,981	-	757,885
Fidelity Series Small Cap Opportunities Fund	62,187	17,783	13,736	3,084	65,429
Fidelity Short-Term Bond Fund	1,370,467	249,371	184,170	3,162	1,437,256
Fidelity Strategic Income Fund	113,757	16,037	20,926	1,013	107,958
Fidelity Strategic Real Return Fund	805,291	139,994	90,176	5,004	838,581
Fidelity Total Bond Fund	2,439,971	391,340	327,519	21,582	2,513,560
Total	$ 10,604,466	$ 1,743,778	$ 1,528,328	$ 64,247	$ 10,904,825
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $10,273,409. Net unrealized appreciation aggregated $631,416, of which $681,072 related to appreciated investment securities and $49,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2024 FundSM

October 31, 2014

1.858587.108

RW24-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.3%
	Shares	Value
Domestic Equity Funds - 35.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,887	$ 383,138
Fidelity Blue Chip Growth Fund (b)	5,283	356,047
Fidelity Equity-Income Fund (b)	8,821	547,229
Fidelity Large Cap Stock Fund (b)	14,244	410,228
Fidelity Series 100 Index Fund (b)	26,710	356,047
Fidelity Series Broad Market Opportunities Fund (b)	39,354	629,275
Fidelity Series Small Cap Opportunities Fund (b)	4,317	54,955
TOTAL DOMESTIC EQUITY FUNDS		2,736,919
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,887	307,284
TOTAL EQUITY FUNDS (Cost $2,553,924)		3,044,203
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 2.9%
Fidelity Capital & Income Fund (b)	11,145	112,232
Fidelity Strategic Income Fund (b)	10,138	112,232
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,464

	Shares	Value
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Government Income Fund (b)	52,908	$ 553,421
Fidelity Strategic Real Return Fund (b)	59,000	553,421
Fidelity Total Bond Fund (b)	154,731	1,658,719
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,765,561
TOTAL FIXED-INCOME FUNDS (Cost $2,966,726)		2,990,025
Short-Term Funds - 22.1%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	852,965	852,965
Fidelity Short-Term Bond Fund (b)	99,182	852,965
TOTAL SHORT-TERM FUNDS (Cost $1,702,907)		1,705,930
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,223,557)		7,740,158
NET OTHER ASSETS (LIABILITIES) - 0.0%		(277)
NET ASSETS - 100%		$ 7,739,881
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 297,865	$ 53,830	$ 36,546	$ -	$ 307,284
Fidelity Advisor Mid Cap II Fund Institutional Class	364,312	72,145	57,476	-	383,138
Fidelity Blue Chip Growth Fund	342,422	73,170	62,926	317	356,047
Fidelity Capital & Income Fund	111,626	17,320	16,862	1,190	112,232
Fidelity Equity-Income Fund	528,460	86,385	74,247	2,536	547,229
Fidelity Government Income Fund	530,848	88,312	70,289	2,169	553,421
Fidelity Institutional Money Market Portfolio Institutional Class	804,815	150,337	102,186	179	852,965
Fidelity Large Cap Stock Fund	398,224	59,904	64,081	-	410,228
Fidelity Series 100 Index Fund	347,848	49,909	58,589	-	356,047
Fidelity Series Broad Market Opportunities Fund	603,649	101,011	100,900	-	629,275
Fidelity Series Small Cap Opportunities Fund	50,493	16,087	10,695	64	54,955
Fidelity Short-Term Bond Fund	803,492	150,015	101,374	1,877	852,965
Fidelity Strategic Income Fund	112,565	16,936	16,259	1,034	112,232
Fidelity Strategic Real Return Fund	525,221	101,550	61,866	3,367	553,421
Fidelity Total Bond Fund	1,592,669	267,083	206,341	11,614	1,658,719
Total	$ 7,414,509	$ 1,303,994	$ 1,040,637	$ 24,347	$ 7,740,158
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,248,519. Net unrealized appreciation aggregated $491,639, of which $521,911 related to appreciated investment securities and $30,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2026 FundSM

October 31, 2014

1.858589.108

RW26-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,180	$ 282,323
Fidelity Blue Chip Growth Fund (b)	3,891	262,231
Fidelity Equity-Income Fund (b)	6,502	403,393
Fidelity Large Cap Stock Fund (b)	10,501	302,416
Fidelity Series 100 Index Fund (b)	19,672	262,231
Fidelity Series Broad Market Opportunities Fund (b)	28,997	463,670
Fidelity Series Small Cap Opportunities Fund (b)	3,157	40,185
TOTAL DOMESTIC EQUITY FUNDS		2,016,449
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	6,453	251,412
TOTAL EQUITY FUNDS (Cost $1,905,984)		2,267,861
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.6%
Fidelity Capital & Income Fund (b)	9,209	92,734
Fidelity Strategic Income Fund (b)	8,377	92,734
TOTAL HIGH YIELD FIXED-INCOME FUNDS		185,468

	Shares	Value
Investment Grade Fixed-Income Funds - 33.5%
Fidelity Government Income Fund (b)	33,049	$ 345,692
Fidelity Strategic Real Return Fund (b)	36,854	345,692
Fidelity Total Bond Fund (b)	96,598	1,035,529
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,726,913
TOTAL FIXED-INCOME FUNDS (Cost $1,904,148)		1,912,381
Short-Term Funds - 18.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	485,823	485,823
Fidelity Short-Term Bond Fund (b)	56,491	485,823
TOTAL SHORT-TERM FUNDS (Cost $969,972)		971,646
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,780,104)		5,151,888
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 5,151,708
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 210,994	$ 56,710	$ 11,359	$ -	$ 251,412
Fidelity Advisor Mid Cap II Fund Institutional Class	232,405	66,204	19,818	-	282,323
Fidelity Blue Chip Growth Fund	218,622	64,826	24,440	205	262,231
Fidelity Capital & Income Fund	79,097	18,848	5,367	887	92,734
Fidelity Equity-Income Fund	337,591	83,111	22,447	1,677	403,393
Fidelity Government Income Fund	290,332	74,740	21,985	1,235	345,692
Fidelity Institutional Money Market Portfolio Institutional Class	403,677	110,889	28,743	94	485,823
Fidelity Large Cap Stock Fund	254,270	59,466	22,774	-	302,416
Fidelity Series 100 Index Fund	222,168	50,166	21,758	-	262,231
Fidelity Series Broad Market Opportunities Fund	384,827	98,386	37,597	-	463,670
Fidelity Series Small Cap Opportunities Fund	32,194	12,582	4,210	41	40,185
Fidelity Short-Term Bond Fund	403,012	110,481	28,112	982	485,823
Fidelity Strategic Income Fund	79,769	18,837	5,178	770	92,734
Fidelity Strategic Real Return Fund	287,224	79,105	14,790	1,892	345,692
Fidelity Total Bond Fund	869,392	221,192	58,234	6,644	1,035,529
Total	$ 4,305,574	$ 1,125,543	$ 326,812	$ 14,427	$ 5,151,888
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $4,798,380. Net unrealized appreciation aggregated $353,508, of which $374,720 related to appreciated investment securities and $21,212 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2028 FundSM

October 31, 2014

1.858591.108

RW28-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 47.2%
	Shares	Value
Domestic Equity Funds - 41.5%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	68,279	$ 1,462,542
Fidelity Blue Chip Growth Fund (b)	20,131	1,356,816
Fidelity Equity-Income Fund (b)	33,637	2,086,829
Fidelity Large Cap Stock Fund (b)	54,366	1,565,751
Fidelity Series 100 Index Fund (b)	101,787	1,356,816
Fidelity Series Broad Market Opportunities Fund (b)	150,187	2,401,489
Fidelity Series Small Cap Opportunities Fund (b)	16,413	208,935
TOTAL DOMESTIC EQUITY FUNDS		10,439,178
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	36,829	1,434,852
TOTAL EQUITY FUNDS (Cost $10,397,638)		11,874,030
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (b)	50,996	513,526
Fidelity Strategic Income Fund (b)	46,389	513,526
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,027,052

	Shares	Value
Investment Grade Fixed-Income Funds - 32.0%
Fidelity Government Income Fund (b)	154,021	$ 1,611,062
Fidelity Strategic Real Return Fund (b)	171,755	1,611,062
Fidelity Total Bond Fund (b)	450,622	4,830,671
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		8,052,795
TOTAL FIXED-INCOME FUNDS (Cost $9,041,164)		9,079,847
Short-Term Funds - 16.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	2,109,484	2,109,484
Fidelity Short-Term Bond Fund (b)	245,289	2,109,484
TOTAL SHORT-TERM FUNDS (Cost $4,210,437)		4,218,968
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,649,239)		25,172,845
NET OTHER ASSETS (LIABILITIES) - 0.0%		(310)
NET ASSETS - 100%		$ 25,172,535
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,306,846	$ 227,657	$ 67,305	$ -	$ 1,434,852
Fidelity Advisor Mid Cap II Fund Institutional Class	1,308,725	241,393	104,685	-	1,462,542
Fidelity Blue Chip Growth Fund	1,228,892	243,497	131,506	1,119	1,356,816
Fidelity Capital & Income Fund	474,251	69,161	30,881	5,131	513,526
Fidelity Equity-Income Fund	1,898,967	281,640	119,483	9,323	2,086,829
Fidelity Government Income Fund	1,475,362	233,113	110,359	6,043	1,611,062
Fidelity Institutional Money Market Portfolio Institutional Class	1,928,320	324,375	143,210	428	2,109,484
Fidelity Large Cap Stock Fund	1,430,243	194,235	119,210	-	1,565,751
Fidelity Series 100 Index Fund	1,247,581	157,725	110,928	-	1,356,816
Fidelity Series Broad Market Opportunities Fund	2,166,880	337,182	198,139	-	2,401,489
Fidelity Series Small Cap Opportunities Fund	182,716	51,521	22,579	225	208,935
Fidelity Short-Term Bond Fund	1,925,259	323,871	141,802	4,487	2,109,484
Fidelity Strategic Income Fund	478,222	69,062	29,727	4,456	513,526
Fidelity Strategic Real Return Fund	1,460,077	256,673	75,358	9,474	1,611,062
Fidelity Total Bond Fund	4,417,893	691,164	294,380	32,450	4,830,671
Total	$ 22,930,234	$ 3,702,269	$ 1,699,552	$ 73,136	$ 25,172,845
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $23,709,920. Net unrealized appreciation aggregated $1,462,925, of which $1,572,573 related to appreciated investment securities and $109,648 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2030 FundSM

October 31, 2014

1.858593.108

RW30-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.6%
	Shares	Value
Domestic Equity Funds - 43.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	45,035	$ 964,656
Fidelity Blue Chip Growth Fund (b)	13,293	895,980
Fidelity Equity-Income Fund (b)	22,216	1,378,308
Fidelity Large Cap Stock Fund (b)	35,880	1,033,332
Fidelity Series 100 Index Fund (b)	67,215	895,980
Fidelity Series Broad Market Opportunities Fund (b)	99,083	1,584,336
Fidelity Series Small Cap Opportunities Fund (b)	10,790	137,352
TOTAL DOMESTIC EQUITY FUNDS		6,889,944
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	26,605	1,036,526
TOTAL EQUITY FUNDS (Cost $6,650,031)		7,926,470
Fixed-Income Funds - 34.9%

High Yield Fixed-Income Funds - 4.4%
Fidelity Capital & Income Fund (b)	35,209	354,559
Fidelity Strategic Income Fund (b)	32,029	354,559
TOTAL HIGH YIELD FIXED-INCOME FUNDS		709,118

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund (b)	92,987	$ 972,642
Fidelity Strategic Real Return Fund (b)	103,693	972,642
Fidelity Total Bond Fund (b)	272,493	2,921,121
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,866,405
TOTAL FIXED-INCOME FUNDS (Cost $5,501,471)		5,575,523
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,234,568	1,234,568
Fidelity Short-Term Bond Fund (b)	143,554	1,234,568
TOTAL SHORT-TERM FUNDS (Cost $2,462,380)		2,469,136
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,613,882)	15,971,129
NET OTHER ASSETS (LIABILITIES) - 0.0%	(346)
NET ASSETS - 100%	$ 15,970,783
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,026,963	$ 93,844	$ 60,344	$ -	$ 1,036,526
Fidelity Advisor Mid Cap II Fund Institutional Class	939,878	91,137	79,431	-	964,656
Fidelity Blue Chip Growth Fund	883,698	98,725	98,485	751	895,980
Fidelity Capital & Income Fund	357,000	20,773	24,069	3,642	354,559
Fidelity Equity-Income Fund	1,364,041	91,692	95,972	6,078	1,378,308
Fidelity Government Income Fund	976,553	70,440	82,551	3,760	972,642
Fidelity Institutional Money Market Portfolio Institutional Class	1,227,131	108,868	101,430	257	1,234,568
Fidelity Large Cap Stock Fund	1,027,000	56,274	91,250	-	1,033,332
Fidelity Series 100 Index Fund	898,054	41,956	86,822	-	895,980
Fidelity Series Broad Market Opportunities Fund	1,556,146	109,475	147,205	-	1,584,336
Fidelity Series Small Cap Opportunities Fund	130,853	24,975	16,730	153	137,352
Fidelity Short-Term Bond Fund	1,225,107	108,331	100,223	2,686	1,234,568
Fidelity Strategic Income Fund	360,037	23,220	25,846	3,162	354,559
Fidelity Strategic Real Return Fund	966,081	83,859	58,453	5,662	972,642
Fidelity Total Bond Fund	2,927,151	216,881	233,496	20,129	2,921,121
Total	$ 15,865,693	$ 1,240,450	$ 1,302,307	$ 46,280	$ 15,971,129
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $14,649,786. Net unrealized appreciation aggregated $1,321,343, of which $1,368,064 related to appreciated investment securities and $46,721 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2032 FundSM

October 31, 2014

1.858595.108

RW32-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 51.7%
	Shares	Value
Domestic Equity Funds - 44.4%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,917	$ 512,306
Fidelity Blue Chip Growth Fund (b)	7,062	476,007
Fidelity Equity-Income Fund (b)	11,795	731,747
Fidelity Large Cap Stock Fund (b)	19,077	549,429
Fidelity Series 100 Index Fund (b)	35,709	476,007
Fidelity Series Broad Market Opportunities Fund (b)	52,625	841,468
Fidelity Series Small Cap Opportunities Fund (b)	5,768	73,422
TOTAL DOMESTIC EQUITY FUNDS		3,660,386
International Equity Funds - 7.3%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,394	599,752
TOTAL EQUITY FUNDS (Cost $3,381,535)		4,260,138
Fixed-Income Funds - 34.3%

High Yield Fixed-Income Funds - 4.7%
Fidelity Capital & Income Fund (b)	19,416	195,518
Fidelity Strategic Income Fund (b)	17,662	195,518
TOTAL HIGH YIELD FIXED-INCOME FUNDS		391,036

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund (b)	46,612	$ 487,556
Fidelity Strategic Real Return Fund (b)	51,978	487,557
Fidelity Total Bond Fund (b)	136,674	1,465,144
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,440,257
TOTAL FIXED-INCOME FUNDS (Cost $2,822,521)		2,831,293
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	579,128	579,128
Fidelity Short-Term Bond Fund (b)	67,340	579,128
TOTAL SHORT-TERM FUNDS (Cost $1,155,585)		1,158,256
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,359,641)		8,249,687
NET OTHER ASSETS (LIABILITIES) - 0.0%		(172)
NET ASSETS - 100%		$ 8,249,515
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 583,182	$ 72,405	$ 42,620	$ -	$ 599,752
Fidelity Advisor Mid Cap II Fund Institutional Class	490,780	63,423	49,109	-	512,306
Fidelity Blue Chip Growth Fund	460,847	64,793	55,977	396	476,007
Fidelity Capital & Income Fund	193,429	17,984	16,395	1,972	195,518
Fidelity Equity-Income Fund	712,030	69,378	59,640	3,191	731,747
Fidelity Government Income Fund	482,104	48,227	46,723	1,856	487,556
Fidelity Institutional Money Market Portfolio Institutional Class	565,193	64,977	51,042	118	579,128
Fidelity Large Cap Stock Fund	536,114	43,698	52,281	-	549,429
Fidelity Series 100 Index Fund	468,251	34,984	49,819	-	476,007
Fidelity Series Broad Market Opportunities Fund	811,929	82,574	87,931	-	841,468
Fidelity Series Small Cap Opportunities Fund	68,015	15,973	9,694	80	73,422
Fidelity Short-Term Bond Fund	564,256	67,186	52,913	1,238	579,128
Fidelity Strategic Income Fund	195,065	18,420	16,420	1,712	195,518
Fidelity Strategic Real Return Fund	476,961	56,584	36,620	2,811	487,557
Fidelity Total Bond Fund	1,445,928	149,154	134,890	9,945	1,465,144
Total	$ 8,054,084	$ 869,760	$ 762,074	$ 23,319	$ 8,249,687
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,371,283. Net unrealized appreciation aggregated $878,404, of which $915,477 related to appreciated investment securities and $37,073 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2034 FundSM

October 31, 2014

1.858597.108

RW34-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	27,685	$ 593,017
Fidelity Blue Chip Growth Fund (b)	8,174	550,926
Fidelity Equity-Income Fund (b)	13,659	847,434
Fidelity Large Cap Stock Fund (b)	22,085	636,043
Fidelity Series 100 Index Fund (b)	41,330	550,926
Fidelity Series Broad Market Opportunities Fund (b)	60,953	974,643
Fidelity Series Small Cap Opportunities Fund (b)	6,686	85,118
TOTAL DOMESTIC EQUITY FUNDS		4,238,107
International Equity Funds - 8.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	19,327	752,963
TOTAL EQUITY FUNDS (Cost $4,091,608)		4,991,070
Fixed-Income Funds - 33.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Capital & Income Fund (b)	23,221	233,840
Fidelity Strategic Income Fund (b)	21,124	233,840
TOTAL HIGH YIELD FIXED-INCOME FUNDS		467,680

	Shares	Value
Investment Grade Fixed-Income Funds - 28.4%
Fidelity Government Income Fund (b)	50,881	$ 532,219
Fidelity Strategic Real Return Fund (b)	56,740	532,219
Fidelity Total Bond Fund (b)	148,855	1,595,721
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,660,159
TOTAL FIXED-INCOME FUNDS (Cost $3,067,419)		3,127,839
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	617,336	617,336
Fidelity Short-Term Bond Fund (b)	71,783	617,336
TOTAL SHORT-TERM FUNDS (Cost $1,229,681)		1,234,672
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,388,708)		9,353,581
NET OTHER ASSETS (LIABILITIES) - 0.0%		(194)
NET ASSETS - 100%		$ 9,353,387
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 705,091	$ 101,305	$ 35,545	$ -	$ 752,963
Fidelity Advisor Mid Cap II Fund Institutional Class	547,182	84,212	44,962	-	593,017
Fidelity Blue Chip Growth Fund	514,535	85,114	55,000	457	550,926
Fidelity Capital & Income Fund	222,186	26,065	14,814	2,372	233,840
Fidelity Equity-Income Fund	794,671	95,122	52,419	3,790	847,434
Fidelity Government Income Fund	506,842	61,784	40,816	2,036	532,219
Fidelity Institutional Money Market Portfolio Institutional Class	583,337	81,078	47,079	127	617,336
Fidelity Large Cap Stock Fund	598,743	62,888	49,908	-	636,043
Fidelity Series 100 Index Fund	522,911	51,990	49,256	-	550,926
Fidelity Series Broad Market Opportunities Fund	906,306	112,634	82,948	-	974,643
Fidelity Series Small Cap Opportunities Fund	76,048	19,952	9,643	94	85,118
Fidelity Short-Term Bond Fund	582,375	80,801	46,487	1,333	617,336
Fidelity Strategic Income Fund	224,086	25,171	13,508	2,060	233,840
Fidelity Strategic Real Return Fund	501,394	68,700	27,481	3,142	532,219
Fidelity Total Bond Fund	1,520,120	188,555	118,414	10,905	1,595,721
Total	$ 8,805,827	$ 1,145,371	$ 688,280	$ 26,316	$ 9,353,581
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $8,434,248. Net unrealized appreciation aggregated $919,333, of which $955,502 related to appreciated investment securities and $36,169 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2036 FundSM

October 31, 2014

1.858599.108

RW36-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.0%
	Shares	Value
Domestic Equity Funds - 46.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	24,780	$ 530,782
Fidelity Blue Chip Growth Fund (b)	7,314	492,986
Fidelity Equity-Income Fund (b)	12,211	757,555
Fidelity Large Cap Stock Fund (b)	19,742	568,577
Fidelity Series 100 Index Fund (b)	36,983	492,986
Fidelity Series Broad Market Opportunities Fund (b)	54,519	871,764
Fidelity Series Small Cap Opportunities Fund (b)	5,938	75,591
TOTAL DOMESTIC EQUITY FUNDS		3,790,241
International Equity Funds - 8.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	18,643	726,333
TOTAL EQUITY FUNDS (Cost $3,764,001)		4,516,574
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 5.2%
Fidelity Capital & Income Fund (b)	21,377	215,271
Fidelity Strategic Income Fund (b)	19,446	215,271
TOTAL HIGH YIELD FIXED-INCOME FUNDS		430,542

	Shares	Value
Investment Grade Fixed-Income Funds - 27.8%
Fidelity Government Income Fund (b)	43,674	$ 456,834
Fidelity Strategic Real Return Fund (b)	48,703	456,834
Fidelity Total Bond Fund (b)	127,922	1,371,322
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,284,990
TOTAL FIXED-INCOME FUNDS (Cost $2,724,307)		2,715,532
Short-Term Funds - 12.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	492,165	492,165
Fidelity Short-Term Bond Fund (b)	57,228	492,165
TOTAL SHORT-TERM FUNDS (Cost $983,014)		984,330
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,471,322)		8,216,436
NET OTHER ASSETS (LIABILITIES) - 0.0%		(557)
NET ASSETS - 100%		$ 8,215,879
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 640,937	$ 114,427	$ 13,086	$ -	$ 726,333
Fidelity Advisor Mid Cap II Fund Institutional Class	461,619	83,565	20,389	-	530,782
Fidelity Blue Chip Growth Fund	433,268	85,356	31,556	392	492,986
Fidelity Capital & Income Fund	192,744	28,210	6,080	2,104	215,271
Fidelity Equity-Income Fund	669,628	99,746	20,794	3,346	757,555
Fidelity Government Income Fund	411,552	64,574	22,928	1,687	456,834
Fidelity Institutional Money Market Portfolio Institutional Class	434,802	77,660	20,297	98	492,165
Fidelity Large Cap Stock Fund	504,538	67,695	25,039	-	568,577
Fidelity Series 100 Index Fund	440,371	56,842	26,252	-	492,986
Fidelity Series Broad Market Opportunities Fund	764,088	117,162	43,437	-	871,764
Fidelity Series Small Cap Opportunities Fund	64,339	17,980	5,854	79	75,591
Fidelity Short-Term Bond Fund	434,082	77,432	19,855	1,022	492,165
Fidelity Strategic Income Fund	194,393	28,579	6,046	1,828	215,271
Fidelity Strategic Real Return Fund	407,116	69,798	11,746	2,668	456,834
Fidelity Total Bond Fund	1,234,333	192,753	60,297	9,059	1,371,322
Total	$ 7,287,810	$ 1,181,779	$ 333,656	$ 22,283	$ 8,216,436
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $7,489,694. Net unrealized appreciation aggregated $726,742, of which $775,197 related to appreciated investment securities and $48,455 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2038 FundSM

October 31, 2014

1.867283.107

RW38-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.6%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	20,099	$ 430,528
Fidelity Blue Chip Growth Fund (b)	5,931	399,729
Fidelity Equity-Income Fund (b)	9,918	615,321
Fidelity Large Cap Stock Fund (b)	16,018	461,327
Fidelity Series 100 Index Fund (b)	29,987	399,729
Fidelity Series Broad Market Opportunities Fund (b)	44,219	707,062
Fidelity Series Small Cap Opportunities Fund (b)	4,839	61,598
TOTAL DOMESTIC EQUITY FUNDS		3,075,294
International Equity Funds - 9.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,265	633,669
TOTAL EQUITY FUNDS (Cost $3,076,103)		3,708,963
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.5%
Fidelity Capital & Income Fund (b)	17,830	179,551
Fidelity Strategic Income Fund (b)	16,220	179,551
TOTAL HIGH YIELD FIXED-INCOME FUNDS		359,102

	Shares	Value
Investment Grade Fixed-Income Funds - 27.4%
Fidelity Government Income Fund (b)	34,394	$ 359,756
Fidelity Strategic Real Return Fund (b)	38,354	359,756
Fidelity Total Bond Fund (b)	100,617	1,078,614
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,798,126
TOTAL FIXED-INCOME FUNDS (Cost $2,106,178)		2,157,228
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	343,374	343,374
Fidelity Short-Term Bond Fund (b)	39,927	343,374
TOTAL SHORT-TERM FUNDS (Cost $683,755)		686,748
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,866,036)		6,552,939
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199)
NET ASSETS - 100%		$ 6,552,740
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 627,406	$ 101,862	$ 77,349	$ -	$ 633,669
Fidelity Advisor Mid Cap II Fund Institutional Class	420,758	73,275	66,535	-	430,528
Fidelity Blue Chip Growth Fund	395,403	74,691	72,408	366	399,729
Fidelity Capital & Income Fund	181,213	25,386	26,981	1,923	179,551
Fidelity Equity-Income Fund	611,104	83,502	85,219	2,838	615,321
Fidelity Government Income Fund	361,466	52,517	57,389	1,452	359,756
Fidelity Institutional Money Market Portfolio Institutional Class	344,380	54,496	55,502	75	343,374
Fidelity Large Cap Stock Fund	459,909	59,745	75,205	-	461,327
Fidelity Series 100 Index Fund	401,816	51,796	71,965	-	399,729
Fidelity Series Broad Market Opportunities Fund	696,988	99,658	116,283	-	707,062
Fidelity Series Small Cap Opportunities Fund	58,296	16,606	11,903	74	61,598
Fidelity Short-Term Bond Fund	343,829	54,700	55,574	782	343,374
Fidelity Strategic Income Fund	182,767	25,808	27,257	1,670	179,551
Fidelity Strategic Real Return Fund	357,572	59,347	49,303	2,194	359,756
Fidelity Total Bond Fund	1,084,131	158,969	168,196	7,752	1,078,614
Total	$ 6,527,038	$ 992,358	$ 1,017,069	$ 19,126	$ 6,552,939
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $5,888,134. Net unrealized appreciation aggregated $664,805, of which $682,052 related to appreciated investment securities and $17,247 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2040 FundSM

October 31, 2014

1.867287.107

RW40-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.4%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	29,504	$ 631,970
Fidelity Blue Chip Growth Fund (b)	8,705	586,695
Fidelity Equity-Income Fund (b)	14,550	902,680
Fidelity Large Cap Stock Fund (b)	23,515	677,246
Fidelity Series 100 Index Fund (b)	44,013	586,695
Fidelity Series Broad Market Opportunities Fund (b)	64,947	1,038,506
Fidelity Series Small Cap Opportunities Fund (b)	7,113	90,551
TOTAL DOMESTIC EQUITY FUNDS		4,514,343
International Equity Funds - 10.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,590	997,004
TOTAL EQUITY FUNDS (Cost $4,723,869)		5,511,347
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	26,976	271,653
Fidelity Strategic Income Fund (b)	24,540	271,653
TOTAL HIGH YIELD FIXED-INCOME FUNDS		543,306

	Shares	Value
Investment Grade Fixed-Income Funds - 26.6%
Fidelity Government Income Fund (b)	48,064	$ 502,746
Fidelity Strategic Real Return Fund (b)	53,598	502,746
Fidelity Total Bond Fund (b)	140,694	1,508,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,513,731
TOTAL FIXED-INCOME FUNDS (Cost $3,043,938)		3,057,037
Short-Term Funds - 9.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	432,003	432,003
Fidelity Short-Term Bond Fund (b)	50,233	432,003
TOTAL SHORT-TERM FUNDS (Cost $862,960)		864,006
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,630,767)		9,432,390
NET OTHER ASSETS (LIABILITIES) - 0.0%		210
NET ASSETS - 100%		$ 9,432,600
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 911,830	$ 175,209	$ 65,502	$ -	$ 997,004
Fidelity Advisor Mid Cap II Fund Institutional Class	570,769	110,121	54,387	-	631,970
Fidelity Blue Chip Growth Fund	536,330	110,556	65,311	488	586,695
Fidelity Capital & Income Fund	252,865	37,912	19,300	2,738	271,653
Fidelity Equity-Income Fund	827,975	132,554	67,216	4,113	902,680
Fidelity Government Income Fund	468,618	78,693	48,767	1,911	502,746
Fidelity Institutional Money Market Portfolio Institutional Class	390,387	77,396	35,780	88	432,003
Fidelity Large Cap Stock Fund	623,774	90,768	61,989	-	677,246
Fidelity Series 100 Index Fund	544,835	75,603	59,698	-	586,695
Fidelity Series Broad Market Opportunities Fund	944,688	153,828	99,091	-	1,038,506
Fidelity Series Small Cap Opportunities Fund	79,140	24,058	11,174	98	90,551
Fidelity Short-Term Bond Fund	389,755	77,231	35,452	918	432,003
Fidelity Strategic Income Fund	255,004	40,750	21,828	2,379	271,653
Fidelity Strategic Real Return Fund	463,668	83,571	34,722	3,023	502,746
Fidelity Total Bond Fund	1,404,609	235,670	137,250	10,253	1,508,239
Total	$ 8,664,247	$ 1,503,920	$ 817,467	$ 26,009	$ 9,432,390
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $8,664,689. Net unrealized appreciation aggregated $767,701, of which $815,007 related to appreciated investment securities and $47,306 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Income Replacement 2042 FundSM

October 31, 2014

1.867292.107

RW42-QTLY-1214

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 60.7%
	Shares	Value
Domestic Equity Funds - 49.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	115,977	$ 2,484,224
Fidelity Blue Chip Growth Fund (b)	34,229	2,307,037
Fidelity Equity-Income Fund (b)	57,178	3,547,341
Fidelity Large Cap Stock Fund (b)	92,410	2,661,410
Fidelity Series 100 Index Fund (b)	173,071	2,307,037
Fidelity Series Broad Market Opportunities Fund (b)	255,317	4,082,516
Fidelity Series Small Cap Opportunities Fund (b)	27,838	354,373
TOTAL DOMESTIC EQUITY FUNDS		17,743,938
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	107,386	4,183,765
TOTAL EQUITY FUNDS (Cost $18,633,509)		21,927,703
Fixed-Income Funds - 32.4%

High Yield Fixed-Income Funds - 6.1%
Fidelity Capital & Income Fund (b)	109,523	1,102,894
Fidelity Strategic Income Fund (b)	99,629	1,102,894
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,205,788

	Shares	Value
Investment Grade Fixed-Income Funds - 26.3%
Fidelity Government Income Fund (b)	182,185	$ 1,905,656
Fidelity Strategic Real Return Fund (b)	203,162	1,905,656
Fidelity Total Bond Fund (b)	532,287	5,706,121
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,517,433
TOTAL FIXED-INCOME FUNDS (Cost $11,575,145)		11,723,221
Short-Term Funds - 6.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.08% (a)(b)	1,254,768	1,254,768
Fidelity Short-Term Bond Fund (b)	145,903	1,254,768
TOTAL SHORT-TERM FUNDS (Cost $2,505,759)		2,509,536
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $32,714,413)	36,160,460
NET OTHER ASSETS (LIABILITIES) - 0.0%	(622)
NET ASSETS - 100%	$ 36,159,838
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 3,905,472	$ 692,189	$ 310,221	$ -	$ 4,183,765
Fidelity Advisor Mid Cap II Fund Institutional Class	2,287,329	415,642	244,259	-	2,484,224
Fidelity Blue Chip Growth Fund	2,149,768	430,746	298,700	1,931	2,307,037
Fidelity Capital & Income Fund	1,045,928	153,906	98,450	11,328	1,102,894
Fidelity Equity-Income Fund	3,320,092	508,619	322,712	16,063	3,547,341
Fidelity Government Income Fund	1,813,971	296,081	220,551	7,396	1,905,656
Fidelity Institutional Money Market Portfolio Institutional Class	1,118,632	235,433	99,297	255	1,254,768
Fidelity Large Cap Stock Fund	2,502,226	351,722	294,404	-	2,661,410
Fidelity Series 100 Index Fund	2,183,876	297,669	281,011	-	2,307,037
Fidelity Series Broad Market Opportunities Fund	3,788,904	582,060	449,386	-	4,082,516
Fidelity Series Small Cap Opportunities Fund	318,990	92,524	51,809	397	354,373
Fidelity Short-Term Bond Fund	1,116,794	238,325	101,688	2,670	1,254,768
Fidelity Strategic Income Fund	1,054,767	160,000	102,695	9,838	1,102,894
Fidelity Strategic Real Return Fund	1,794,805	304,152	155,576	11,378	1,905,656
Fidelity Total Bond Fund	5,433,737	893,810	641,484	39,632	5,706,121
Total	$ 33,835,291	$ 5,652,878	$ 3,672,243	$ 100,888	$ 36,160,460
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2014, the cost of investment securities for income tax purposes was $32,824,556. Net unrealized appreciation aggregated $3,335,904, of which $3,501,502 related to appreciated investment securities and $165,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 30, 2014